Operating Segments (Details) - Schedule of reporting on operating segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues	$ 129,339	$ 103,642	$ 133,246
Gross profit	46,703	30,328	47,552
Unallocated corporate expenses	(42,171)	(31,024)	(28,315)
Finance income, net	(6,791)	(1,189)	(672)
Income before taxes on income	(2,259)	(1,885)	18,565
Proprietary Products [Member]
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues	102,598	75,521	100,916
Gross profit	44,369	27,327	43,166
Distribution [Member]
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues	26,741	28,121	32,330
Gross profit	$ 2,334	$ 3,001	$ 4,386